RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 5. RELATED PARTY TRANSACTIONS

Class B Common stock

During the year ended December 31, 2021, the Company issued an aggregate of 8,625,000 shares of Class B common stock or Founder Shares to the Sponsor for an aggregate purchase price of $25,000 in cash. On July 2, 2021, the Sponsor transferred 10,000 Founder Shares to its Chief Financial Officer and 7,500 Founder Shares to each of its independent directors. The Company estimated the fair value of these transferred shares to be $221,000. On September 2, 2021, the Sponsor surrendered to the Company an aggregate of 1,437,500 shares of Class B common stock for cancellation for no consideration, resulting in an aggregate of 7,187,500 shares of Class B common stock issued and outstanding. The number of Founder Shares issued represented 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial stockholders do not purchase any Public Shares in the Initial Public Offering and excluding the Placement Units and underlying securities). All shares and associated amounts have been retroactively restated to reflect the surrender of these shares.

With certain limited exceptions, the shares of Class B common stock are not transferable, assignable by the Sponsor until the earlier to occur of: (A) six months after the completion of the Company’s initial Business Combination and (B) subsequent to the Company’s initial Business Combination, (x) if the reported last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company stockholders having the right to exchange their shares of common stock for cash, securities or other property. With certain limited exceptions, the Placement Units, Placement Shares, Placement Warrants and the Class A common stock underlying the Placement Warrants, will not be transferable, assignable or saleable by the Sponsor or its permitted transferees until 30 days after the completion of the initial Business Combination.

Administrative Services Arrangement

An affiliate of the Sponsor has agreed, commencing from the date when the Company’s Registration Statement was declared effective through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, utilities and administrative services, as the Company may require from time to time. The Company has agreed to pay the affiliate of the Sponsor $15,000 per month for these services. The agreement with the Sponsor was terminated on April 5, 2023. $45,000 and $180,000 of expense was recorded for the year ended December 31, 2023 and 2022, respectively. $221,000 and $176,000 was unpaid as of December 31, 2023 and December 31, 2022, respectively.

On April 5, 2023, Company entered into an Administrative Support Agreement with Renatus LLC (“Renatus”), an advisory group owned by Eric Swider, the Chief Executive Officer and director of the Company, pursuant to which, the Company agrees to pay Renatus a monthly fee of $15,000 for office space, utilities and secretarial and administrative support commencing from April 5, 2023 until the earlier of the consummation by the Company of an initial business combination or the Company’s liquidation. $105,000 and $0 of expense was recorded for the year ended December 31, 2023 and 2022, respectively. There was no unpaid balance as of December 31, 2023.

Related Party Loans

In order to finance transaction costs in connection with an initial business combination, the Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required using Digital World Convertible Notes.

●
“Digital World Convertible Notes” means up to $40,000,000 in non-interest bearing convertible promissory notes payable upon the stockholders’ approval of the Business Combination and, if applicable, the PIPE Investors’ approval, in either (i) Working Capital Units or (ii) cash or Working Capital Units, at the election of the holder. Up to $30,000,000 of such convertible promissory notes may be issued to the Sponsor or its affiliates or the Company’s officers or directors in connection with any loans made by them to the Company prior to Closing. Up to $10,000,000 of such convertible promissory notes may be issued to either third parties providing services or making loans to the Company or to the Sponsor or its affiliates or the Company’s officers or directors in connection with any loans made by them to the Company prior to Closing.

●
“Working Capital Units” means any units issuable pursuant to the Digital World Convertible Notes. Each unit consists of one share of Digital World Class A common stock and one-half Warrant. Each unit issuable pursuant to the Digital World Convertible Notes, subject to the terms and conditions of each applicable note, shall not have a price lower than $8.00 per unit.

In the event that an initial business combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Digital World Convertible Notes, but no proceeds held in the Trust Account would be used to repay the Digital World Convertible Notes.

In November 2021, the Sponsor committed to provide loans of up to an aggregate of $1,000,000 to the Company through September 8, 2023, in the form of Digital World Convertible Notes.

On May 12, 2022, the Company entered into an amendment (the “Amendment to the Insider Letter”) to that certain letter agreement, dated September 2, 2021 (“Insider Letter”), with the Sponsor and the Company’s directors, officers or other initial shareholders named therein (the “Insiders”). Pursuant to the Insider Letter, among other matters, the Sponsor and the Insiders agreed in Section 9 thereof, that the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may make up to $30,000,000 loans against Digital World Convertible Notes with a conversion price of $10 per Working Capital Units.

On September 8, 2022, the Company issued a Digital World Convertible Note with a conversion price of $10 per Working Capital Units with an aggregate principal amount of $2,875,000 to the Sponsor, in connection with the extension of the termination date for the Company’s initial business combination from September 8, 2022 to December 8, 2022. As of December 31, 2023 and December 31, 2022, there was $2,875,000 outstanding under this note.

On April 21, 2023, the Company issued two Digital World Convertible Notes (one for $625,700 and the other for $500,000) in the aggregate principal amount of $1,125,700 to the Sponsor to pay costs and expenses in connection with completing an initial business combination. As of December 31, 2023, there were $1,125,700 outstanding in Digital World Convertible Notes with a conversion price of $10 per Working Capital Units (which exceeds the aggregate amount the Sponsor committed to provide).

On June 2, 2023, the Company issued a Digital World Convertible Note with a conversion price of $10 per Working Capital Units, with an aggregate principal amount of $2,000,000 to Renatus, of which Eric Swider, Chief Executive Officer and Director of the Company, is a founder and partner and another Digital World Convertible Notes in the aggregate principal amount of $10,000,000 (the “$10 Million Note,” together with the $2 Million Note, the “Renatus Notes”) to Renatus. As of December 31, 2023, $1,232,000 was outstanding in Digital World Convertible Note to Renatus.

The issuances of the Notes were made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended.

Advances – related parties

During 2022 and the year ended December 31, 2023, the Sponsor paid, on behalf of the Company, $470,835 to a vendor for costs incurred by the Company and $41,000 directly to the Company. As of December 31, 2023 and December 31, 2022, the Company’s obligation to the Sponsor for such payments was outstanding in the amount of $41,000 and $425,835, respectively.

During 2022, a Board member paid, on behalf of the Company, $100,000 to a vendor for costs incurred by the Company. As of December 31, 2023 and December 31, 2022, the Company’s obligation to the Board Member for such payment was $0 and $100,000, respectively.

Note payable

During 2023, the Company agreed to pay a law firm a fixed amount of $500,000 for services rendered through December 31, 2023. As of December 31, 2023, the $500,000 was earned and payable and included in Note payable on the balance sheet. On November 20, 2023, the law firm was issued $500,000 in a Digital World Convertible Note with a conversion price of $10 per Working Capital Units.

During the fourth quarter of 2023, the Company issued Digital World Convertible Notes with a conversion price of $10 per Working Capital Units to certain investors, for working capital purposes As of December 31, 2023, $1,049,945 was outstanding in Digital World Convertible Notes to certain investors.